Short-Term and Long-Term Investments	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Short-Term and Long-Term Investments
Short-Term and Long-Term Investments
As of December 31, 2015, our short-term and long-term investments primarily consist of available-for-sale securities as follows (in millions):

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cetip equity securities	$324	$—	$(25)	$299
Mutual funds	29	—	—	29
Total available-for-sale securities	$353	$—	$(25)	$328
As of December 31, 2014, our short-term and long-term investments primarily consist of term deposits of $1.2 billion and available-for-sale securities as follows (in millions):

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cetip equity securities	$324	$55	$—	$379
Term deposits	1,173	—	—	1,173
Mutual funds	27	—	—	27
Total term deposits and available-for-sale securities	$1,524	$55	$—	$1,579

We acquired 31.6 million shares, or 12%, of the common stock of Cetip for an aggregate consideration of $514 million in cash in July 2011. We account for our investment in Cetip as an available-for-sale investment and we classify it as a long-term investment in the accompanying consolidated balance sheets. As of December 31, 2015 and 2014, the fair value of the equity security investment was $299 million and $379 million, respectively. The balance as of December 31, 2015 includes an unrealized loss of $25 million from our new cost basis. Our investment in Cetip was made in, and the shares are valued in, Brazilian reais. Changes in the fair value of available-for-sale securities are reflected in accumulated other comprehensive income, and include the effects of both stock price and foreign currency translation fluctuations. The unrealized holding gains and losses are excluded from earnings and reported in other comprehensive income until realized. Realized gains and losses, and declines in value deemed to be other-than-temporary, are recognized in earnings.
During the year ended December 31, 2013, we recognized an impairment loss on our Cetip investment of $190 million, primarily due to unfavorable foreign exchange rate changes, which was equal to the difference between the $324 million fair value as of December 31, 2013 and the original investment cost of $514 million. The $324 million fair value of the Cetip investment as of December 31, 2013 became the new cost basis of the investment and the new cost basis will not be adjusted for subsequent recoveries in fair value. The $190 million impairment loss was reclassified out of accumulated other comprehensive loss and was recognized in other expense in the accompanying consolidated statement of income for the year ended December 31, 2013.
We concluded that the accumulated unrealized loss of $25 million in the investment in Cetip as of December 31, 2015 was not other than temporary as the loss was solely due to foreign currency exchange rate fluctuations as the share price of Cetip has increased, the short duration of the loss and our ability to hold the investment until it recovers in value.
Upon closing of the Euronext IPO, we received €1.4 billion ($1.9 billion) in net cash proceeds. We elected to set aside sufficient euro-denominated cash from the proceeds to effectively pre-fund the maturity of the NYSE EUR Notes and the related final interest coupon payment, both due on June 30, 2015 (Note 9). In connection with this, in July 2014, we placed €969 million ($1.2 billion) of the cash proceeds from the Euronext IPO in term deposits at various banks each with a maturity date of June 25, 2015 to cover the €920 million ($1.1 billion) principal and the €49 million ($60 million) final interest coupon payment due on June 30, 2015. These deposits were classified as short-term investments in the accompanying consolidated balance sheet as of December 31, 2014. The decrease in our short-term investments as of December 31, 2015 was due to the use of the short-term euro-denominated term deposit investments to repay the NYSE EUR Notes upon their maturity on June 30, 2015.
Equity and fixed income mutual funds are held for the purpose of providing future payments for the supplemental executive savings plan and the supplemental executive retirement plan (Note 14) are classified as available-for-sale securities.
As of December 31, 2015, we were holding $449 million in U.S. Treasury securities, all of which had original maturities of less than one year from the date of purchase. Of these securities, $25 million were recorded as cash and cash equivalents (all of which have original maturities of less than 90 days), $274 million were recorded as short-term restricted cash and investments and $150 million were recorded as long-term restricted cash and investments in the accompanying consolidated balance sheet as of December 31, 2015. As of December 31, 2014, we were holding $374 million in U.S. Treasury securities, all of which had original maturities of less than one year from the date of purchase. Of these securities, $159 million were recorded as cash and cash equivalents (all of which have original maturities of less than 90 days), $87 million were recorded as short-term restricted cash and investments and $128 million were recorded as long-term restricted cash and investments in the accompanying consolidated balance sheet as of December 31, 2014. We account for the U.S. Treasury securities held using the available-for-sale method.